Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Cash flows from operating activities
Net income (loss)	$ 405	$ (1,206)	$ (208)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	177	239	616
Deferred income taxes	(7)	33	(105)
Stock-based compensation	49	60	60
Impairment of goodwill	0	57	0
Impairment of long-lived assets	11	501	0
Loss on sale, disposal and abandonment of long-lived assets	9	171	195
Debentures fair value adjustment	191	24	(430)
Long-term receivables	(18)	0	2
Other long-term liabilities	5	(5)	8
Other	(6)	0	16
Net changes in working capital items
Accounts receivable, net	49	166	193
Other receivables	(44)	17	45
Inventories	23	117	(21)
Income tax receivable	2	2	151
Other current assets	16	45	257
Accounts payable	(82)	(179)	30
Accrued liabilities	(36)	(94)	(312)
Income taxes payable	4	(28)	24
Deferred revenue	(44)	(144)	(264)
Net cash provided by (used in) operating activities	704	(224)	257
Cash flows from investing activities
Acquisition of long-term investments	(27)	(430)	(326)
Proceeds on sale or maturity of long-term investments	77	228	301
Acquisition of property, plant and equipment	(15)	(17)	(32)
Proceeds on sale of property, plant and equipment	3	95	4
Acquisition of intangible assets	(30)	(52)	(70)
Business acquisitions, net of cash acquired	0	(5)	(698)
Acquisition of short-term investments	(3,499)	(1,366)	(2,764)
Proceeds on sale or maturity of short-term investments	2,861	2,271	3,146
Net cash used in investing activities	(630)	724	(439)
Cash flows from financing activities
Issuance of common shares	8	5	4
Payment of contingent consideration from business acquisitions	0	(15)	0
Excess deficiency related to stock-based compensation	0	(1)	(1)
Common shares repurchased	(18)	0	(93)
Effect of foreign exchange gains on restricted cash and cash equivalents	0	(3)	0
Repurchase of 6% Debentures	0	(1,315)	0
Issuance of 3.75% Debentures		605
Transfer from restricted cash and cash equivalents	12	2	12
Net cash provided by (used in) financing activities	2	(722)	(78)
Effect of foreign exchange gain (loss) on cash and cash equivalents	6	(1)	(16)
Net increase (decrease) in cash and cash equivalents for the year	82	(223)	(276)
Cash and cash equivalents, beginning of year	734	957	1,233
Cash and cash equivalents, end of year	$ 816	$ 734	$ 957